Derivative Instruments (Effects Of Qualifying And Non-Qualifying Hedges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Realized Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total line items in which the effects of fair value or cash flow hedges are recorded	$ 418	$ 859	$ (526)
Net Investment Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total line items in which the effects of fair value or cash flow hedges are recorded	5,274	5,839	5,264
Benefits Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total line items in which the effects of fair value or cash flow hedges are recorded	8,203	8,027	8,050
Interest Rate Contracts [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	(2,113)	(957)	1,287
Foreign Currency Contracts [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	2	(1)	(3)
Equity Market Contracts [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	(2,075)	3,355	971
Commodity [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	11
Credit Contracts [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	(4)	(1)	(6)
LPR Ceded Derivative [Member] | Benefits Expense [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	106
GLB Embedded Derivative [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)			1
Reinsurance Related [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	1,259	280	(241)
Indexed Annuity And IUL Contracts [Member] | Realized Gain (Loss) [Member] | Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Non-qualifying hedges gain (loss)	1,760	(2,622)	(471)
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Net Investment Income [Member] | Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Hedged items	(167)	(60)	69
Derivatives designated as hedging instruments	167	60	(69)
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Net Investment Income [Member] | Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	2	3	2
Cash Flow Hedges [Member] | Foreign Currency Contracts [Member] | Realized Gain (Loss) [Member] | Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	39	(2)	6
Cash Flow Hedges [Member] | Foreign Currency Contracts [Member] | Net Investment Income [Member] | Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) reclassified from AOCI into income	$ 62	$ 48	$ 56